CONTRACT ASSETS AND LIABILITIES - Movement in Contract Assets (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Contract with Customer, Assets [Roll Forward]
Contract assets at start of the period	$ 333	$ 364
Expense deferred during the period	48	176
(less) amounts expensed during the period	(58)	(207)
Contract assets at end of the period	$ 323	$ 333